Turnover and segment information - Net operating assets by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net operating assets	£ 20,003	£ 19,948
Net debt	(13,095)	(15,040)
Investments in associates and joint ventures	96	55
Current equity investments	0	2,204
Derivative financial instruments	(82)	16
Current and deferred taxation	6,161	5,536
Assets held for sale (excluding cash and cash equivalents)	3	76
Net assets	13,086	12,795
Segment profit
Disclosure of operating segments [line items]
Net operating assets	19,960	19,323
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Net operating assets	12,501	12,302
Segment profit | Research and development
Disclosure of operating segments [line items]
Net operating assets	7,459	7,021
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Net operating assets	£ 43	£ 625